SUBSEQUENT EVENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the basic and diluted net loss per share:

	Three months ended
	March 31, 2025	March 31, 2024

Numerator:
Net loss	$(3,809,700)	$(1,399,213)
Denominator:
Weighted average shares outstanding	52,978,991	39,899,287
Net loss per share, basic and diluted	$(0.07)	$(0.04)

The following table sets forth the computation of the basic and diluted net loss per share:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Numerator:
Net loss	$(23,753,863)	$(3,793,585)
Denominator:
Weighted average shares outstanding	42,821,940	40,396,516
Net loss per share, basic and diluted	$(0.55)	$(0.09)

SCHEDULE OF ANTI-DILUTIVE EFFECT

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	March 31, 2025	March 31, 2024
Unvested common stock – restricted shares (Note 5)	-	1,562,460
Restricted Stock options	410,128	-
Restricted Stock Units	2,770,950	-
Performance Stock units	506,596	-
Sponsor Earnout Shares (Note 4)*	-	-
Public warrants	4,864,133	-
Private warrants	5,566,667	-
Inducement warrants	9,584,000

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of March 31, 2025, as the Sponsor Earnout Shares remain contingently forfeitable, as the conditions have not been met.

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	December 31, 2024	December 31, 2023
Unvested common stock – restricted shares (Note 8)	62,706	1,640,505
Restricted stock options	709,992	-
Restricted stock units	2,486,403	-
Performance stock units	506,596	-
Sponsor earnout shares (Note 3)*	-	-
Public warrants	4,864,133	-
Private placement warrants	5,566,667	-

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met

SCHEDULE OF ASSUMPTIONS UNDER THE MONTE CARLO MODEL

The Earnout Shares were valued using the following assumptions under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

Market price of public stock	$9.74
Expected term (years)	8 years
Volatility	60.00%
Risk-free interest rate	4.25%
Dividend rate	0.00%

Sponsor [Member]
SCHEDULE OF ASSUMPTIONS UNDER THE MONTE CARLO MODEL

The Sponsor Earnout Shares were valued using the following assumptions under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option at the earliest possible date:

	March 31, 2025	December 31, 2024
Market price of public stock	$0.4716	$3.58
Expected term (years)	7.27 years	7.52 years
Volatility	75.00%	65.00%
Risk-free interest rate	4.10%	4.50%
Dividend rate	0.00%	0.00%